Revenue - Movements in Contract Costs, Typically Developer Commissions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [abstract]
Contract costs beginning balance	$ 87	$ 80
Costs incurred	18	15
Charged to income statement	(8)	(8)
Exchange and other adjustments	(2)
Contract costs ending balance	95	87
Contract costs disclosed as:
Current	5	5
Non-current	90	82
Total contract costs	$ 95	$ 87